Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables
a)	The detail of trade and other receivables as of December 31, 2017 and 2016 is as follows:

	Balance as of
Trade and Other Receivables, Gross	12-31-2017		12-31-2016
	Current	Non-Current	Current	Non-Current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	219,436,824	1,032,923	261,754,397	6,788,437
Trade receivables, gross	195,570,350	62,563	214,479,114	5,751,510
Other receivables, gross	23,866,474	970,360	47,275,283	1,036,927

	Balance as of
Trade and Other Receivables, Net	12-31-2017		12-31-2016
	Current	Current	Current	Current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	218,178,007	1,032,923	260,440,086	6,788,437
Trade and other receivables, net	194,311,533	62,563	213,164,803	5,751,510
Other receivables, net	23,866,474	970,360	47,275,283	1,036,927

Schedule of Unimpaired Past Due Trade Receivables
b)	As of December 31, 2017 and 2016 the balance of unimpaired past due trade receivables is as follows:

	Balance as of
Trade Receivables Past Due But Not Impaired	12-31-2017	12-31-2016
	ThCh$	ThCh$
Less than three months	3,670,172	4,709,261
Between three and six months	386,333	6,014,819
Between six and twelve months	1,121,940	13,747,986
Total	5,178,445	24,472,066

Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables

The reconciliation of changes in the allowance for impairment of trade receivables is as follows:

Current and Non-current
Trade Receivables Past Due and Impaired	ThCh$
Balance as of January 1, 2016	1,549,192
Amounts written off	(215,826)
Foreign currency translation differences	(19,055)
Balance as of December 31, 2016	1,314,311
Increases (decreases) for the year	(55,494)
Balance as of December 31, 2017	1,258,817